NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Aug. 31, 2023
Non controlling Interests [Abstract]
Disclosure of detailed information about non-controlling interests [Table Text Block]
Company	Proportion of ownership and voting rights held by non-controlling interests		Loss allocated to non-controlling interests		Accumulated non-controlling interests
	2023	2022	2023	2022	2023	2022
Mnombo Wethu Consultants (Pty) Limited	50.1%	50.1%	-	-	$8,503	$7,828
Waterberg JV Co1	63.05%	63.05%	-	-	13,142	11,226
				Total	$21,645	$19,054

[1]Includes the 26% owned by Mnombo